Leases (Table)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of Costs Associated with Operating Lease Expenses
Costs associated with the Company’s operating lease expense were as follows:

	2022	2021
Operating lease expense	$344	$325
Short-term lease expense	25	16
Variable lease expense	26	26

Total lease expense	$395	$367

Schedule of Supplemental Information Related To Operating Leases
Supplemental information related to the Company’s operating leases was as follows:

	2022	2021
Operating cash flows – cash paid	$375	$373
New right-of-use assets	$167	$91
Weighted-average remaining lease term	8 years	9 years
Weighted-average discount rate	4.7%	4.5%

Schedule of Commitments under Operating Leases Requiring Annual Payments
At December 31, 2022, the Company had commitments under operating leases requiring annual payments as follows:

	2022	2021
2023	$310	$300
2024	274	268
2025	240	234
2026	196	205
2027	175	176
2028 and thereafter	701	835

	1,896	2,018
Less: amount representing interest	332	338

Total lease liabilities	$1,564	$1,680

Current operating liabilities	$276	$274
Non-current operating lease liabilities	1,288	1,406

Total lease liabilities	$1,564	$1,680